Portfolio of Investments – as of March 31, 2025 (Unaudited)
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.0% of Net Assets
	Australia — 0.4%
101,200	Brambles Ltd.	$1,278,482
	Belgium — 0.5%
23,400	Anheuser-Busch InBev SA	1,438,665
	Canada — 1.2%
145,200	Open Text Corp.	3,664,684
	China — 1.6%
277,200	Alibaba Group Holding Ltd.	4,586,542
	Denmark — 1.6%
23,900	DSV AS	4,621,807
	France — 20.0%
86,975	Accor SA	3,966,516
31,500	Airbus SE	5,546,696
131,791	BNP Paribas SA	11,015,002
31,853	Capgemini SE	4,786,169
32,800	Danone SA	2,508,715
222,696	Edenred SE	7,236,830
107,105	Eurofins Scientific SE	5,713,270
42,935	Kering SA	8,932,206
750	LVMH Moet Hennessy Louis Vuitton SE	464,459
48,400	Pernod Ricard SA	4,781,562
20,792	Publicis Groupe SA	1,961,696
349,051	Worldline SA(a)	2,144,375
		59,057,496
	Germany — 24.1%
13,900	adidas AG	3,278,459
12,976	Allianz SE	4,966,040
429,130	Bayer AG	10,287,076
86,100	Bayerische Motoren Werke AG	6,942,870
92,123	Brenntag SE	5,971,189
119,973	Continental AG	8,460,469
126,281	Daimler Truck Holding AG	5,115,588
149,819	Fresenius Medical Care AG	7,454,990
142,500	Fresenius SE & Co. KGaA(a)	6,083,842
31,642	Henkel AG & Co. KGaA	2,279,674
90,314	Mercedes-Benz Group AG, (Registered)	5,334,998
11,000	Siemens AG	2,540,408
224,600	thyssenkrupp AG	2,305,942
		71,021,545
	India — 1.3%
290,775	Axis Bank Ltd.	3,729,905
	Indonesia — 1.4%
13,211,100	Bank Mandiri Persero Tbk. PT(a)	4,101,217
	Ireland — 1.7%
9,500	Flutter Entertainment PLC(a)	2,104,725
72,365	Ryanair Holdings PLC, ADR	3,066,105
		5,170,830
	Italy — 1.4%
798,935	Intesa Sanpaolo SpA	4,117,443
	Japan — 2.7%
89,000	Asahi Group Holdings Ltd.	1,137,115
138,500	Fujitsu Ltd.	2,756,272
127,600	Komatsu Ltd.	3,736,527
14,200	Mitsubishi Estate Co. Ltd.	232,112
		7,862,026
	Korea — 2.1%
70,200	KB Financial Group, Inc.	3,805,100
18,432	NAVER Corp.	2,408,762
		6,213,862
Shares	Description	Value (†)
	Netherlands — 5.7%
87,941	Akzo Nobel NV	$5,415,906
46,935	EXOR NV	4,262,313
96,000	Koninklijke Ahold Delhaize NV	3,586,083
77,996	Prosus NV	3,623,626
		16,887,928
	Spain — 0.8%
29,994	Amadeus IT Group SA	2,297,030
	Sweden — 3.4%
137,800	Sandvik AB	2,898,139
205,503	SKF AB, Class B(a)	4,163,195
104,100	Volvo AB, Class B(a)	3,054,122
		10,115,456
	Switzerland — 6.8%
8,483	Cie Financiere Richemont SA, Class A	1,480,842
1,910,280	Glencore PLC(a)	6,991,866
8,553	Holcim AG	920,415
28,362	Novartis AG, (Registered)	3,150,162
10,225	Roche Holding AG	3,365,330
1,873	Schindler Holding AG	587,020
20,399	Swatch Group AG	3,517,737
		20,013,372
	United Kingdom — 14.5%
82,500	Ashtead Group PLC	4,460,506
20,000	Compass Group PLC	661,525
154,300	Diageo PLC	4,032,264
5,303,300	Lloyds Banking Group PLC	4,974,050
640,857	Prudential PLC	6,915,497
77,300	Reckitt Benckiser Group PLC	5,227,060
63,600	Rentokil Initial PLC	288,626
1,127,082	Schroders PLC	5,102,838
264,400	Smith & Nephew PLC	3,718,133
93,200	Smiths Group PLC	2,338,665
659,840	WPP PLC	5,014,138
		42,733,302
	United States — 2.8%
679,292	CNH Industrial NV	8,341,706
	Total Common Stocks (Identified Cost $267,248,144)	277,253,298

Preferred Stocks — 1.7%
	Korea — 1.7%
149,450	Samsung Electronics Co. Ltd., 2.301%, (KRW) (Identified Cost $7,398,625)	4,837,304

Participatory Notes — 0.2%
	United Kingdom — 0.2%
33,300	Ryanair Holdings PLC, 12/12/2025(b) (Identified Cost $664,862)	670,635

Principal Amount	Description	Value (†)
Short-Term Investments — 2.8%
$8,441,711	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $8,442,297 on 4/01/2025 collateralized by $8,561,700 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $8,610,687 including accrued interest(c) (Identified Cost $8,441,711)	$8,441,711
	Total Investments — 98.7% (Identified Cost $283,753,342)	291,202,948
	Other assets less liabilities — 1.3%	3,710,733
	Net Assets — 100.0%	$294,913,681

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At March 31, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Ryanair Holdings PLC	12/23/2024	$664,862	$670,635	0.2%

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

KRW	South Korean Won
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,278,482	$ —	$1,278,482
Belgium	—	1,438,665	—	1,438,665
China	—	4,586,542	—	4,586,542
Denmark	—	4,621,807	—	4,621,807
France	—	59,057,496	—	59,057,496
Germany	—	71,021,545	—	71,021,545
India	—	3,729,905	—	3,729,905
Indonesia	—	4,101,217	—	4,101,217
Italy	—	4,117,443	—	4,117,443
Japan	—	7,862,026	—	7,862,026
Korea	—	6,213,862	—	6,213,862
Netherlands	—	16,887,928	—	16,887,928
Spain	—	2,297,030	—	2,297,030
Sweden	—	10,115,456	—	10,115,456
Switzerland	—	20,013,372	—	20,013,372
United Kingdom	—	42,733,302	—	42,733,302
All Other Common Stocks(a)	17,177,220	—	—	17,177,220
Total Common Stocks	17,177,220	260,076,078	—	277,253,298
Preferred Stocks(a)	—	4,837,304	—	4,837,304
Participatory Notes(a)	—	670,635	—	670,635
Short-Term Investments	—	8,441,711	—	8,441,711
Total Investments	$17,177,220	$274,025,728	$—	$291,202,948

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2025 (Unaudited)
Banks	10.8%
Machinery	9.4
Textiles, Apparel & Luxury Goods	6.0
Pharmaceuticals	5.7
Financial Services	4.7
Health Care Providers & Services	4.6
Automobiles	4.1
Insurance	4.0
Beverages	3.9
Trading Companies & Distributors	3.5
Metals & Mining	3.2
Hotels, Restaurants & Leisure	3.0
Automobile Components	2.9
Broadline Retail	2.8
Household Products	2.6
IT Services	2.5
Media	2.4
Other Investments, less than 2% each	19.8
Short-Term Investments	2.8
Total Investments	98.7
Other assets less liabilities	1.3
Net Assets	100.0%

Currency Exposure Summary at March 31, 2025 (Unaudited)
Euro	52.5%
British Pound	16.9
United States Dollar	7.5
Swiss Franc	4.4
South Korean Won	3.8
Swedish Krona	3.4
Japanese Yen	2.7
Other, less than 2% each	7.5
Total Investments	98.7
Other assets less liabilities	1.3
Net Assets	100.0%